Expense Example {- Fidelity Government Money Market Fund} - 04.30 Fidelity Government Money Market Fund_Class S Pro-02 - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund-Class S
Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 43
3 years	142
5 years	252
10 years	$ 574